Consolidated statements of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations
General and administrative expenses	$ (7,635)	$ (8,542)	$ (4,912)
Research and development expenses	(10,988)	(29,475)	(34,795)
Gains on settlement of contract disputes			83
Operating loss	(18,623)	(38,017)	(39,624)
Interest income	113	134	70
Interest expense	(2,160)	(275)	(383)
Net foreign exchange gains (losses)	40	(238)	(251)
Gain (loss) from revaluation of derivative liabilities	6,654	(6,392)	(136)
Loss before income taxes	(13,976)	(44,788)	(40,324)
Income tax expense	(9)	(22)
Net loss for the year	(13,985)	(44,810)	(40,324)
Total comprehensive loss for the year	$ (13,985)	$ (44,810)	$ (40,324)
Net loss per share
Basic per share	$ (0.05)	$ (0.19)	$ (0.35)
Diluted per share	$ (0.07)	$ (0.19)	$ (0.35)
Weighted average number of ordinary shares
Weighted average number of ordinary shares, basic	284,530,534	231,530,091	116,558,191
Weighted average number of ordinary shares, diluted	287,131,688	231,530,091	116,558,191